Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Additional Information (Details) $ / shares in Units, $ in Thousands							3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 02, 2027	Jan. 01, 2027 USD ($)	Dec. 31, 2026	Dec. 30, 2026	Aug. 09, 2024 USD ($)	Feb. 09, 2023 USD ($) Days $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026	Apr. 17, 2024 USD ($)	Apr. 16, 2024 USD ($)	Aug. 01, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain in fair value of revenue interest financing							$ 2,100	$ 1,300
Change in fair value of revenue interest financing							3,000	5,200
Revenue Interest Financing Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues interest financing liability						$ 40,000			$ 40,000
Pre payments percentage						165.00%
Gain in fair value of revenue interest financing									3,400
Change in fair value of revenue interest financing									(700)
Royalty payments									1,092				$ 2,100
Issuance costs													1,200
Stock price | $ / shares						$ 10
Revenue Interest Financing Agreement Remeasured Value							39,000	39,000			$ 39,000	$ 33,000
PIPE Conversion Option Remeasured Value							5,500	5,500			$ 4,600	$ 6,600
Revenue Interest Financing Agreement | December 31, 2027
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage						100.00%
Revenue Interest Financing Agreement | Forecast
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of net sales			12.00%	6.00%
Percentage of Increase in Net Sales	12.00%	10.00%
Percentage of Internal Rate of Return										20.00%
Revenue Interest Financing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of annual net sales						6.00%
Remittance of revenue interest payments percentage						10.00%
Revenue interest payments percentage						260.00%
Volume weighted average price per share | $ / shares						$ 7.04
Conversion of PIPE subscription to revenue interest finance						$ 7,500			$ 7,500
Trading days | Days						30
Conversion of PIPE investment to revenue interest finance							$ 7,500	$ 7,500
Revenue Interest Financing Agreement | Maximum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage						240.00%
Revenue Interest Financing Agreement | Maximum | Forecast
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales Revenue Net					$ 100,000
Increase In Sales Revenue Net		$ 100,000
Revenue Interest Financing Agreement | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage						100.00%
Cash payments percentage						100.00%
Trading days | Days						20
Revenue Interest Financing Agreement | Minimum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage						240.00%
Revenue Interest Financing Agreement | PIPE Conversion Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issue-date estimated fair value													$ 3,300